Average Annual Total Returns - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Small Cap Index Fund	Jun. 29, 2023
Fidelity Small Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(20.27%)
Past 5 years	4.22%
Past 10 years	9.17%
Fidelity Small Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.54%)
Past 5 years	3.45%
Past 10 years	8.26%
Fidelity Small Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.87%)
Past 5 years	3.18%
Past 10 years	7.26%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%